Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 16, 2020	Jun. 25, 2019	Jun. 22, 2018
Weighted average grant date fair value of the share options	$ 3.96	$ 5.28	$ 3.1
Total fair value of share options vested	$ 26,366,455	$ 38,493,814	$ 36,026,103
Total intrinsic value of share options exercised	11,899,891	18,299,428	33,356,308
Total unrecognized compensation expense	$ 16,217,647
Weighted average period for un recognized compensation costs to be recognized	1 year 1 month 20 days
Share-based Payment Arrangement, Expense	$ 14,691,737	$ 17,929,842	$ 26,690,970
Twenty Twenty equity incentive plan [Member]
Common stock reserved for future issuance	3,779,862
Employee award vesting rights percentage	25.00%
Employee award vesting requisite service period	4 years
Percentage of Ordinary Shares issued and outstanding	2.00%
Twenty Eighteen Share Incentive Plan [Member]
Common stock reserved for future issuance				15,000,000	15,000,000	11,733,506
Employee award vesting rights percentage	25.00%
Employee award vesting requisite service period	4 years